Accounts and Other Receivables - Summary of Changes in Loss Allowance of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Line Items]
Bad debt expenses	₩ 933	₩ 713	₩ 281
Reversal of allowance for doubtful accounts	(132)	(50)	(34)
Accounts receivables
Trade And Other Receivables [Line Items]
Beginning balance	579	165	22
Bad debt expenses	933	712	281
Reversal of allowance for doubtful accounts	(132)	(50)	0
Write-off	(691)	(248)	(138)
Ending balance	689	579	165
Other receivables
Trade And Other Receivables [Line Items]
Beginning balance	5	4	84
Bad debt expenses	0	1	0
Reversal of allowance for doubtful accounts	0	0	(34)
Write-off	0	0	(46)
Ending balance	₩ 5	₩ 5	₩ 4